UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22271

Nuveen New York Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Municipal Value Fund 2 (NYV)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 97.3% (100.0% of Total Investments)

	Consumer Staples – 4.2% (4.3% of Total Investments)
$ 1,320	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 1,511,202
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 13.3% (13.7% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	985,500
	Schools, Series 2007A, 5.000%, 4/01/37
210	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	No Opt. Call	B	211,955
	Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
50	5.000%, 4/15/33	4/23 at 100.00	BB+	48,582
75	5.000%, 4/15/43	4/23 at 100.00	BB+	69,906
100	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	107,716
	Series 2013A, 5.000%, 7/01/44
200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	224,600
	2015A, 5.000%, 7/01/35
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,096,210
	University, Series 2010A, 5.000%, 7/01/40
165	Dormitory Authority of the Sate of New York, Revenue Bonds, Non State Supported Debt, Vaughn	12/26 at 100.00	BB–	163,028
	College of Aeronautics Technology, Refunding Series 2016A, 5.500%, 12/01/36 (WI/DD,
	Settling 12/15/16)
100	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A–	107,514
	Project, Series 2013, 5.000%, 9/01/38
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium	No Opt. Call	AA	1,776,542
	Project PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured
7,995	Total Education and Civic Organizations			4,791,553
	Financials – 4.3% (4.4% of Total Investments)
25	Glen Cove Local Economic Economic Assistance Corporation, New York, Revenue Bonds, Series	1/34 at 100.00	N/R	17,165
	2016C, 0.000%, 1/01/55
1,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,171,530
	Series 2005, 5.250%, 10/01/35
300	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	362,235
	Series 2007, 5.500%, 10/01/37
1,325	Total Financials			1,550,930
	Health Care – 2.5% (2.6% of Total Investments)
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A	54,100
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
285	6.500%, 12/01/21	12/18 at 100.00	Baa3	303,670
140	6.125%, 12/01/29	12/18 at 100.00	Baa3	147,251
245	6.250%, 12/01/37	12/18 at 100.00	Baa3	257,791
160	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	2/17 at 100.00	BB–	160,261
	Series 2001B, 7.125%, 7/01/31
880	Total Health Care			923,073
	Housing/Multifamily – 4.1% (4.3% of Total Investments)
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A,	5/19 at 100.00	Aa2	1,032,650
	5.250%, 11/01/41
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	460,323
	4.500%, 11/01/29
1,450	Total Housing/Multifamily			1,492,973
	Industrials – 1.7% (1.8% of Total Investments)
25	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	26,963
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
580	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	589,466
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
605	Total Industrials			616,429
	Tax Obligation/General – 1.2% (1.3% of Total Investments)
400	Yonkers, New York, General Obligation Bonds, Refunding Series 2011A, 5.000%, 10/01/24 –	10/21 at 100.00	AA	445,804
	AGM Insured
	Tax Obligation/Limited – 21.1% (21.7% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/19 at 100.00	AAA	1,281,048
	Education Series 2009A, 5.000%, 3/15/38
560	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/25 at 100.00	AAA	621,986
	Purpose Series 2015B Group C, 5.000%, 2/15/38
1,800	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	2,039,130
	Group A,B&C, 5.000%, 3/15/35
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,720,192
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA	1,597,530
	Series 2009-S5, 5.250%, 1/15/39
300	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	338,436
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
7,070	Total Tax Obligation/Limited			7,598,322
	Transportation – 12.4% (12.7% of Total Investments)
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	AA	1,076,060
	Refunding Series 2013A, 5.000%, 1/15/42 – AGM Insured
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 100.00	N/R	644,360
	Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37 (4)
155	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	170,607
	Center Project, Series 2011, 5.000%, 11/15/44
170	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB–	172,768
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
645	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	656,745
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	2/17 at 100.00	Baa1	185,126
140	6.000%, 12/01/36	12/20 at 100.00	Baa1	158,742
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/18 at 100.00	AA–	1,390,773
	Series 2008A, 5.000%, 11/15/33
5,615	Total Transportation			4,455,181
	U.S. Guaranteed – 24.2% (24.8% of Total Investments) (5)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.000%,	11/20 at 100.00	N/R (5)	337,873
	11/15/25 (Pre-refunded 11/15/20)
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/17 at 100.00	Aa2 (5)	1,024,560
	Facilities, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/19 at 100.00	A (5)	1,645,545
	Obligated Group, Series 2009A, 5.500%, 5/01/37 (Pre-refunded 5/01/19)
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	N/R (5)	1,037,947
	2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%,	12/19 at 100.00	BBB+ (5)	1,350,948
	12/01/34 (Pre-refunded 12/01/19)
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (5)	758,009
	11/15/37 (Pre-refunded 11/15/17)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples	1/17 at 100.00	AA+ (5)	1,523,235
	Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36
	(Pre-refunded 1/23/17) (Alternative Minimum Tax)
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	1,036,940
	Tender Option Bond Trust 09-6W, 12.370%, 3/15/37 (Pre-refunded 3/15/17) (IF) (6)
8,225	Total U.S. Guaranteed			8,715,057
	Utilities – 5.5% (5.6% of Total Investments)
25	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	26,011
285	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	312,172
	5.000%, 9/01/44
605	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	610,294
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative
	Minimum Tax)
905	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%,	12/23 at 100.00	AAA	1,020,949
	5.000%,12/15/41
1,820	Total Utilities			1,969,426
	Water and Sewer – 2.8% (2.8% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	1,001,070
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
$ 37,605	Total Long-Term Investments (cost $32,647,509)			35,071,020
	Other Assets Less Liabilities – 2.7%			967,035
	Net Assets Applicable to Common Shares– 100%			$ 36,038,055

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3– Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$35,071,020	$ —	$35,071,020

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $32,390,438.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$3,365,116
Depreciation	(684,534)
Net unrealized appreciation (depreciation) of investments	$2,680,582

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017